SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued expenses	$ 370	$ 107	$ 591
Accrued employee expenses	8	78	10
Accrued bonuses	431	233	239
Total accrued expenses and other current liabilities		418	840
Total accrued expenses and other current liabilities	$ 809	$ 418	$ 840